Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in non-cash working capital:
Trade receivables and other	$ 1,494	$ (5,498)
Trade payables and other	203	2,608
Net increase (decrease) in cash	1,697	(2,890)
Significant non-cash transactions:
Financial instrument received on disposal of Stream, royalty and other interests	122,745	14,123
Sandbox common shares received in consideration for a convertible debenture payment	17,249	0
Sandbox common shares received on disposal of Stream, royalty and other interests	14,988	18,564
Financial instrument disposed of on disposal of Hod Maden investment in associate	0	(33,311)
Horizon Copper investment in associate received on disposal of Hod Maden investment in associate	0	10,687
BaseCore
Significant non-cash transactions:
Common shares issued on acquisition of Stream, royalty and other interests	0	(75,304)
Nomad
Significant non-cash transactions:
Common shares issued on acquisition of Stream, royalty and other interests	0	(454,089)
Entrée Resources Ltd
Significant non-cash transactions:
Financial instrument received on disposal of investment in associate	0	33,781
Hod Maden Interest
Significant non-cash transactions:
Financial instrument received on disposal of investment in associate	$ 0	$ 68,348